CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions	Sep. 30, 2017	Mar. 31, 2017
Cash and cash deposits:
Cash and cash equivalents	¥ 2,667,593	¥ 2,536,840
Time deposits	222,998	207,792
Deposits with stock exchanges and other segregated cash	250,597	227,456
Total cash and cash deposits	3,141,188	2,972,088
Loans and receivables:
Loans receivable (including \537,664 million and \542,686 million measured at fair value by applying the fair value option as of March 31, 2017 and September 30, 2017, respectively)	1,971,887	1,875,828
Receivables from customers (including \1,281 million and \19,703 million measured at fair value by applying the fair value option as of March 31, 2017 and September 30, 2017, respectively)	210,637	148,378
Receivables from other than customers	996,012	1,076,773
Allowance for doubtful accounts	(3,786)	(3,551)
Total loans and receivables	3,174,750	3,097,428
Collateralized agreements:
Securities purchased under agreements to resell (including \1,089,000 million and \1,111,277 million measured at fair value by applying the fair value option as of March 31, 2017 and September 30, 2017, respectively)	12,751,325	11,456,591
Securities borrowed	5,827,070	7,273,234
Total collateralized agreements	18,578,395	18,729,825
Trading assets and private equity investments:
Trading assets (including securities pledged as collateral of \5,123,444 million and \5,835,380 million as of March 31, 2017 and September 30, 2017, respectively; including \7,334 million and \6,152 million measured at fair value by applying the fair value option as of March 31, 2017 and September 30, 2017, respectively)	16,354,297	15,165,310
Private equity investments (including \7,451 million and \7,085 million measured at fair value by applying the fair value option as of March 31, 2017 and September 30, 2017, respectively)	19,085	27,054
Total trading assets and private equity investments	16,373,382	15,192,364
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of \445,000 million and \472,229 million as of March 31, 2017 and September 30, 2017, respectively)	335,189	349,696
Non-trading debt securities	726,993	775,025
Investments in equity securities	151,589	146,730
Investments in and advances to affiliated companies	397,872	420,116
Other (including \177,726 million and \186,630 million measured at fair value by applying the fair value option as of March 31, 2017 and September 30, 2017, respectively)	1,226,342	1,168,806
Total other assets	2,837,985	2,860,373
Total assets	44,105,700	42,852,078
LIABILITIES AND EQUITY
Short-term borrowings (including \401,300 million and \488,045 million measured at fair value by applying the fair value option as of March 31, 2017 and September 30, 2017, respectively)	632,137	543,049
Payables and deposits:
Payables to customers	1,144,583	1,005,670
Payables to other than customers	1,571,234	1,569,922
Deposits received at banks	1,210,816	1,132,843
Total payables and deposits	3,926,633	3,708,435
Collateralized financing:
Securities sold under agreements to repurchase (including \390,677 million and \498,645 million measured at fair value by applying the fair value option as of March 31, 2017 and September 30, 2017, respectively)	17,236,437	17,095,898
Securities loaned (including \149,377 million and \162,114 million measured at fair value by applying the fair value option as of March 31, 2017 and September 30, 2017, respectively)	1,584,949	1,627,124
Other secured borrowings	378,474	338,069
Total collateralized financing	19,199,860	19,061,091
Trading liabilities	8,543,122	8,191,794
Other liabilities (including \11,202 million and \21,098 million measured at fair value by applying the fair value option as of March 31, 2017 and September 30, 2017, respectively)	1,255,774	1,308,510
Long-term borrowings (including \2,562,962 million and \2,900,063 million measured at fair value by applying the fair value option as of March 31, 2017 and September 30, 2017, respectively)	7,655,767	7,195,408
Total liabilities	41,213,293	40,008,287
Common stock
No par value shares; Authorized-6,000,000,000 shares as of March 31, 2017 and September 30, 2017, Issued-3,822,562,601 shares as of March 31, 2017 and September 30, 2017, Outstanding-3,528,429,451 shares as of March 31, 2017 and 3,486,142,097 shares as of September 30, 2017	594,493	594,493
Additional paid-in capital	677,446	681,329
Retained earnings	1,736,867	1,663,234
Accumulated other comprehensive income	35,585	33,652
Total NHI shareholder's equity before treasury stock	3,044,391	2,972,708
Common stock held in treasury, at cost-294,133,150 shares as of March 31, 2017 and 336,420,504 shares as of September 30, 2017	(208,179)	(182,792)
Total NHI shareholders' equity	2,836,212	2,789,916
Noncontrolling interests	56,195	53,875
Total equity	2,892,407	2,843,791
Total liabilities and equity	44,105,700	42,852,078
Variable Interest Entities [Member]
Cash and cash deposits:
Cash and cash equivalents	23,000	4,000
Total cash and cash deposits	23,000	4,000
Trading assets and private equity investments:
Private equity investments (including \7,451 million and \7,085 million measured at fair value by applying the fair value option as of March 31, 2017 and September 30, 2017, respectively)	2,000	2,000
Total trading assets and private equity investments	1,449,000	1,400,000
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of \445,000 million and \472,229 million as of March 31, 2017 and September 30, 2017, respectively)	8,000	15,000
Other (including \177,726 million and \186,630 million measured at fair value by applying the fair value option as of March 31, 2017 and September 30, 2017, respectively)	50,000	44,000
Total other assets	58,000	59,000
Total assets	1,530,000	1,463,000
LIABILITIES AND EQUITY
Short-term borrowings (including \401,300 million and \488,045 million measured at fair value by applying the fair value option as of March 31, 2017 and September 30, 2017, respectively)	173,000	103,000
Collateralized financing:
Trading liabilities	19,000	18,000
Other liabilities (including \11,202 million and \21,098 million measured at fair value by applying the fair value option as of March 31, 2017 and September 30, 2017, respectively)	2,000	2,000
Long-term borrowings (including \2,562,962 million and \2,900,063 million measured at fair value by applying the fair value option as of March 31, 2017 and September 30, 2017, respectively)	891,000	851,000
Borrowings	1,064,000	954,000
Total liabilities	¥ 1,085,000	¥ 974,000